Other Information (Schedule Of Other Long-Term Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other Information [Abstract]
Unrecognized tax benefits	$ 131,015	$ 158,321
Asset retirement obligation	59,125	56,047
Non-qualified plan liabilities	11,844	10,593
Deferred income	20,273	12,121
Deferred rent	120,092	106,394
Employee related liabilities	31,617	24,265
Other	92,080	82,776
Total other long-term liabilities	$ 466,046	$ 450,517